Other Current Assets and Other Long Term Assets	6 Months Ended
Jun. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets and Other Long Term Assets

Note 5. Other Current Assets and Other Long Term Assets

Other current assets are comprised of the following:

	June 30, 2016	December 31, 2015
Unbilled receivables on uncompleted contracts	$10,953	$9,868
Prepaid Expenses	971	3,152
Prepaid Taxes	11,594	6,069
Advances and other receivables	1,918	1,725
Other current assets	$25,436	$20,814

Other long term assets are comprised of the following:

	June 30, 2016	December 31, 2015
Intangible assets	$1,625	$1,920
Goodwill	1,330	1,330
Deferred income taxes	384	640
Income producing real estate investments	7,162	6,420
Other assets	500	-
Other long term assets	$11,001	$10,310

Intangible assets are comprised of Miami-Dade County Notices of Acceptance (“NOAs”). The weighted average amortization period is 10 years.